Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Bulkers Holdings Limited (“Costamare Bulkers”), a company organized under the laws of the Republic of the Marshall Islands on September 29, 2023, and its wholly-owned subsidiaries (collectively, the “Company”).

Costamare Inc. (“Costamare”), a publicly listed company on the New York Stock Exchange, subscribed on July 11, 2024 for and was issued 10,000 shares of the capital stock of Costamare Bulkers at a par value of $0.0001 per share, making Costamare the sole shareholder of the Company. On July 15, 2024, Costamare Bulkers subscribed for and was issued one share of the capital stock of Costamare Bulkers Ships Inc. (“CBSI”), a company organized under the laws of the Republic of the Marshall Islands, at a par value of $1 per share, making Costamare Bulkers the sole shareholder of CBSI.

On April 17, 2025, the Board of Directors of Costamare approved the spin-off of its dry bulk business into a standalone company, Costamare Bulkers, by way of a pro rata distribution of Costamare Bulkers shares to Costamare shareholders (the “Spin-Off”). In connection with the Spin-Off, Costamare undertook a series of transactions and entered into various agreements effecting the separation of its dry bulk business as provided in the Separation and Distribution Agreement, which governs the relationship between the Company and Costamare and allocates between the two companies various assets, liabilities and obligations. Costamare Bulkers had previously acquired the shares of 67 wholly-owned subsidiaries from Costamare. Among these, 38 subsidiaries owned dry bulk vessels, 17 had previously owned and sold or had entered into agreements to sell their dry bulk vessels, and 12 were designated for future dry bulk vessel acquisitions. Following the acquisition, Costamare Bulkers contributed all 67 subsidiaries to its wholly-owned subsidiary, CBSI. In connection with the Spin-off and in accordance with the Separation and Distribution Agreement, Costamare also contributed $100,000 in cash to Costamare Bulkers, prepaid $150,225 in bank loans associated with the Costamare Bulkers business, and settled or extinguished all intercompany balances between Costamare and the Company.

On May 6, 2025, Costamare completed the Spin-Off of Costamare Bulkers and distributed to Costamare shareholders of record on April 29, 2025, on a pro rata basis, one common share of Costamare Bulkers for every five Costamare common shares (24,022,218 Costamare Bulkers shares were distributed to the Costamare shareholders). On the same day, Costamare Bulkers acquired the shares of Costamare Bulkers Inc. (“CBI”) from Costamare and a minority shareholder. CBI, a dry bulk operating platform, charters-in and charters-out dry bulk vessels, enters into contracts of affreightment and forward freight agreements (“FFAs”) and may also utilize hedging solutions. The shares of Costamare Bulkers began “regular way” trading on the New York Stock Exchange on May 7, 2025. The Spin-Off was considered as a nonreciprocal transfer from Costamare to Costamare Bulkers and was accounted for at the carrying amounts of the net assets of the businesses transferred.

On September 26, 2025, the Company signed a Strategic Cooperation Agreement (the “Cooperation Agreement”) with Cargill International S.A. (“Cargill”). Pursuant to the Cooperation Agreement, the Company agreed to transfer to Cargill the majority of its operating platform trading book, including a majority of the third-party vessels chartered-in by CBI, cargo transportation commitments and derivative positions, held at the time the Cooperation Agreement was executed. The above-mentioned transfers were subject to the agreement of third parties, such as (among others) vessel owners from which CBI had chartered-in vessels, cargo owners with respect to cargo transportation commitments CBI had assumed and clearing members or exchanges through which derivatives positions had been traded. Cargill also agreed to charter-in four additional Supramax vessels from the Costamare Bulkers’ owned fleet on a time charter basis for a period of four to six months. As of December 31, 2025, all but eleven of the 28 chartered-in vessels along with cargo transportation commitments included in the Cooperation Agreement, had been transferred to Cargill via novation agreements or back-to-back time charter relets (Note 17) and the transfer of FFA positions had also been concluded (Note 16).

As of December 31, 2025, the aggregate issued share capital of the Company was 24,362,000 common shares, of which 24,180,472 common shares were outstanding. Members of the Konstantakopoulos Family owned, directly or indirectly, approximately 65.8% of the outstanding common shares, in the aggregate as of that date. The Company owned a fleet of 31 dry bulk vessels with a total carrying capacity of approximately 2,842,297 of dead-weight tonnage (“DWT”), through wholly-owned subsidiaries, as of December 31, 2025. In addition, as of December 31, 2025, Costamare Bulkers had 66 wholly-owned subsidiaries incorporated in the Republic of Liberia and two incorporated in the Republic of the Marshall Islands.